UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
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Address:   153 E 53rd
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           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel        New York, New York     May 8, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              36
                                               -------------

Form 13F Information Table Value Total:         150,511
                                               -------------
                                                (thousands)




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Scout Capital Management, LLC


symbol   description                        cusip        shares      market value       sole       voting shared   voting authority
ACAP     AMERICAN PHYSICIANS CAPITAL        28884104       240,700    $4,392,775.00      240,700           0                  0
ANF      ABERCROMBIE & FITCH CO              2896207       120,000    $3,924,000.00      120,000           0                  0
BRL      BARR LABORATORIES INC              68306109       130,000    $7,432,100.00      130,000           0                  0
CCU      CLEAR CHANNEL COMMUN INC           184502102      40,000     $2,178,000.00      40,000            0                  0
CEG      CONSTELLATION ENERGY GROUP INC     210371100      150,000    $6,615,000.00      150,000           0                  0
CERN     CERNER CORP                        156782104      135,000    $4,623,750.00      135,000           0                  0
CLJ      CRESTLINE CAP CORP                 226153104      246,700    $6,697,905.00      246,700           0                  0
CP       ***CANADIAN PACIFIC LTD NEW        135923100      230,000    $8,441,000.00      230,000           0                  0
CPN      CALPINE CORP                       131347106      25,000     $1,376,750.00      25,000            0                  0
CPTS     CONCEPTUS INC                      206016107      174,100    $1,561,459.00      174,100           0                  0
CVS      CVS CORP                           126650100      41,000     $2,398,090.00      41,000            0                  0
ECLP     ECLIPSYS CORP                      278856109      180,000    $3,510,000.00      180,000           0                  0
EFDS     EFUNDS CORP                        28224R101      213,600    $4,111,800.00      213,600           0                  0
EPG      EL PASO NATURAL GAS CO NEW         28336L109      80,000     $5,224,000.00      80,000            0                  0
GES      GUESS INC                          401617105      704,200    $4,358,998.00      704,200           0                  0
HAND     HANDSPRING INC                     410293104      10,000      $116,250.00       10,000            0                  0
HF       HELLER FINANCIAL INC               423328103      65,000     $2,284,750.00      65,000            0                  0
HRB      H & R BLOCK  INC                   93671105       50,000     $2,503,000.00      50,000            0                  0
IMNX     IMMUNEX CORP NEW                   452528102      400,000    $5,725,000.00      400,000           0                  0
JPM      J P MORGAN CHASE & CO              46625H100      150,000    $6,735,000.00      150,000           0                  0
KR       KROGER CO                          501044101      175,000    $4,513,250.00      175,000           0                  0
METHA    METHOD ELECTRONICS  INC CL A       591520200      327,560    $5,875,608.00      327,560           0                  0
MNMD     MINIMED INC                        60365K108      75,000     $2,179,688.00      75,000            0                  0
MO       PHILIP MORRIS COMPANIES INC        718154107      150,000    $7,117,500.00      150,000           0                  0
MSFT     MICROSOFT CORP                     594918104      40,000     $2,187,500.00      40,000            0                  0
MU       MICRON TECHNOLOGY INC              595112103      40,000     $1,661,200.00      40,000            0                  0
NIS      NOVA CORP-GA                       669784100      225,000    $4,149,000.00      225,000           0                  0
OLGC     ORTHOLOGIC CORP                    68750J107     1,109,200   $3,604,900.00     1,109,200          0                  0
OTEC     ORATEC INTERVNETIONS INC DEL       68554M108      679,000    $5,474,438.00      679,000           0                  0
PVN      PROVIDIAN FINL CORP                74406A102      48,000     $2,354,400.00      48,000            0                  0
SGP      SCHERING PLOUGH CORP               806605101      97,000     $3,543,410.00      97,000            0                  0
VIAB     VIACOM INC-CL B                    925524308      80,000     $3,517,600.00      80,000            0                  0
VTIV     VENTIV HEALTH INC                  922793104      290,700    $4,469,513.00      290,700           0                  0
WLP      WELLPOINT HEALTH NETWORKS INC      94973H108      60,000     $5,718,600.00      60,000            0                  0
WMB      WILLIAMS COMPANIES INC             969457100      200,000    $8,570,000.00      200,000           0                  0
WPL      ***STEWART WP & CO.                G84922106      62,900     $1,364,930.00      62,900            0                  0

         Total                                            7,044,660  $150,511,164.00    7,044,660          0                  0


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